Long-Term Debt - Credit Facilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Line Of Credit Facility [Line Items]
Number of credit facilities with reducing revolving credit component and term bank loan component, with balloon payments due at maturity between September 2016 and April 2019	2
Unused amount	$ 0
Line Of Credit Facility Interest Rate Description	six-month LIBOR
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Number of open reducing credit facilities	4
Reducing revolving credit facilities periodic payment	semi-annual
Line Of Credit Facility Interest Rate Description	LIBOR
Revolving Credit Facility | Minimum
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.32%
Revolving Credit Facility | Maximum
Line Of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.19%
Revolving Credit Facility with term bank loan component | Minimum
Line Of Credit Facility [Line Items]
Maturity date	Sep. 30, 2016
Revolving Credit Facility with term bank loan component | Maximum
Line Of Credit Facility [Line Items]
Maturity date	Apr. 30, 2019